Stock - Estimated Fair Value of Restricted Stock Units on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Expected volatility, lower range	20.32%	21.32%	23.68%
Expected volatility, upper range	27.55%	35.35%	35.35%
Risk-free interest rate, lower range	6.84%	6.85%	7.07%
Risk-free interest rate, upper range	6.89%	7.18%	7.57%
Maximum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	1.20%	1.17%	0.75%
Expected term (in years)	4 years	4 years	4 years
Minimum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	0.77%	0.65%	0.47%
Expected term (in years)	1 year	1 year	1 year